20. INTANGIBLE ASSETS (Details 2)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4.01%
Administration [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	16.03%
Improvements In Leased Properties [Member] | Gas Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	10%
Tubing [Member] | Gas Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.33%
Voltage Regulator - Up To 69 kV [Member] | Energy Distribution Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4.35%
Capacitor Bank - Up To 69 kV [Member] | Energy Distribution Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	6.67%
Circuit Breaker - Up To 69 kV [Member] | Energy Distribution Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.03%
Overhead Distribution Transformer [Member] | Energy Distribution Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4%
Structure - Posts [Member] | Energy Distribution Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.57%
System Cable - Below 69 KV [Member] | Energy Distribution Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.57%
System Cable - Below 69 KV One [Member] | Energy Distribution Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	6.67%
Vehicles One [Member] | Administration [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	14.29%
General Equipment [Member] | Administration [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	6.25%
Machinery and Equipment [Member] | Gas Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	5.2%
Furniture [Member] | Administration [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	10%
Data Processing Equipment [Member] | Administration [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	20%
Buildings Works and Improvements [Member] | Gas Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4%
Vehicles [member] | Administration [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	20%
Computer Software [Member] | Administration [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	20%
Buildings [Member] | Administration [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.33%